Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property and Equipment, Net
Property and equipment, gross			¥ 2,118,893		¥ 3,448,445
Less: accumulated depreciation			(207,440)		(498,841)
Property and equipment, net	$ 455,340		1,911,453		2,949,604
Depreciation expenses	$ 44,985	¥ 291,401	109,990	¥ 54,288
Fulfillment expenses
Property and Equipment, Net
Depreciation expenses		145,375	28,634	19,453
Marketing expenses
Property and Equipment, Net
Depreciation expenses		2,694	2,293	105
Technology and content expenses
Property and Equipment, Net
Depreciation expenses		132,448	65,268	21,146
General and administrative expenses
Property and Equipment, Net
Depreciation expenses		¥ 10,884	13,795	¥ 13,584
Building
Property and Equipment, Net
Property and equipment, gross					2,021,245
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross			471,796		1,078,365
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross			120,608		118,043
Motor vehicles and software
Property and Equipment, Net
Property and equipment, gross			64,357		71,950
Construction in process
Property and Equipment, Net
Property and equipment, gross			¥ 1,462,132		¥ 158,842